Segment Reporting - Key Information for Financial Services Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Net income	$ (493)	$ 1,422	$ 1,068
Interest revenue	1,747	1,930	1,875
Interest expense	678	798	812
Financial Services
Segment Reporting Information [Line Items]
Net income	249	361	385
Interest revenue	1,123	1,248	1,167
Interest expense	$ 510	$ 597	$ 558